Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2015
Prepaid Expenses And Other Assets [Abstract]
Prepaid Expenses and Other Current Assets
NOTE 5 - PREPAID EXPENSES AND OTHER CURRENT ASSETS
Prepaid expenses and other current assets consisted of the following:

	December 31, 2015	December 31, 2014
Prepaid voyage costs	$137	$634
Inventory	1,160	826
Other	—	10
Total prepaid expenses and other current assets	$1,297	$1,470

Inventories, which are comprised of bunkers due to freight voyages, are valued at cost as determined on the first-in, first-out basis.